CONCENTRATION AND RISK (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Concentration Risk, Percentage	16.00%
Customer D [Member]
Concentration Risk, Percentage	11.00%		[1]
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	93.00%
Accounts Payable [Member] | Supplier M [Member]
Concentration Risk, Percentage	65.00%
Accounts Payable [Member] | Supplier N [Member]
Concentration Risk, Percentage	35.00%
Accounts Payable [Member] | Supplier O [Member]
Concentration Risk, Percentage		100.00%

[1]	Less than 10%.